COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

The Company is obligated under certain tenant leases to fund tenant improvements and the expansion of the underlying leased properties. As of March 31, 2026 , we committed approximately $0.3 million for capital expenditures, some of which may be covered by restricted cash, on existing properties net of any construction financing, through December 31, 2026.

Litigation. From time to time, we may become involved in various lawsuits or legal proceedings which arise in the ordinary course of business. Neither the Company nor any of the Company’s properties are presently subject to any material litigation nor, to the Company’s knowledge, is there any material threatened litigation.

Environmental matters. The Company monitors its properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist, the Company is not currently aware of any environmental liability with respect to the properties that would have a material effect on the Company’s financial condition, results of operations and cash flow. Further, the Company is not aware of any environmental liability or any unasserted claim or assessment with respect to an environmental liability that the Company believes would require additional disclosure or recording of a loss contingency.

Financial Markets. The Company monitors concerns over economic recession, interest rate increases, policy priorities of the U.S. presidential administration, trade wars, labor shortages, and inflation, any of which may contribute to increased volatility and diminished expectations for the economy and markets. Additionally, the economic and geopolitical ramifications of the military conflicts in the Middle East and Ukraine, including sanctions, retaliatory sanctions, nationalism, supply chain disruptions and other consequences, could impact commercial real estate fundamentals and result in lower occupancy, lower rental rates, and declining values in our real estate portfolio and in the collateral securing our loan investments. We have not currently experienced a direct material impact to our Company or operations; however, we will continue to monitor the financial markets for events that could impact our commercial real estate properties.

10. COMMITMENTS AND CONTINGENCIES

The Company is obligated under certain tenant leases to fund tenant improvements and the expansion of the underlying leased properties. As of December 31, 2025, approximately $1.2 million is estimated for such capital expenditures on existing properties, net of any construction financing, during the rest of the year. Below is a 5-year minimum base rent schedule for our commercial properties, excluding any variable payments:

Future minimum base rent for the Years Ended December 31,	Commercial Properties	Model Homes	Total

2026	$9,346,275	$2,097,845	$11,444,120
2027	6,844,085	298,038	7,142,123
2028	5,136,062	—	5,136,062
2029	3,745,388	—	3,745,388
2030	2,859,924	—	2,859,924

Total	$27,931,734	$2,395,883	$30,327,617

Litigation. From time to time, we may become involved in various lawsuits or legal proceedings which arise in the ordinary course of business. Neither the Company nor any of the Company’s properties are presently subject to any material litigation nor, to the Company’s knowledge, is there any material threatened litigation.

Environmental matters. The Company monitors its properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist, the Company is not currently aware of any environmental liability with respect to the properties that would have a material effect on the Company’s financial condition, results of operations and cash flow. Further, the Company is not aware of any environmental liability or any unasserted claim or assessment with respect to an environmental liability that the Company believes would require additional disclosure or recording of a loss contingency.

Financial Markets. The Company monitors concerns over economic recession, interest rate increases, policy priorities of the U.S. presidential administration, trade wars, labor shortages, and inflation, any of which may contribute to increased volatility and diminished expectations for the economy and markets. Additionally, the economic and geopolitical ramifications of the military conflicts in the Middle East and Ukraine, including sanctions, retaliatory sanctions, nationalism, supply chain disruptions and other consequences, could impact commercial real estate fundamentals and result in lower occupancy, lower rental rates, and declining values in our real estate portfolio and in the collateral securing our loan investments. We have not currently experienced a direct material impact to our Company or operations; however, we will continue to monitor the financial markets for events that could impact our commercial real estate properties.